INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Bank's investments in associates and joint ventures (Details) - COP ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments in associates	[1]	$ 1,894,024		$ 1,710,969
Investments in Joint ventures		473,733		438,610
Total		$ 2,367,757	[2]	$ 2,149,579	[3]

[1]	Composition December 31, 2019 December 31, 2018In millions of COPInvestments in associates (1) 1,894,024 1,710,969Investments in Joint ventures 473,733 438,610Total 2,367,757 2,149,579As of December 31, 2019 and 2018, the amount includes investments in associates at fair value for COP 1,249,818 and COP 1,119,973, respectively and investments in associates at equity method value for COP 644,206 COP 590,996 respectively. See Note 30 Fair value of assets and liabilities.
[2]	As of December 31, 2019, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[3]	As of December 31, 2018, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.